Stock Based Compensation Plans: (Details Text) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Option grants	1,600,000	3,800,000
non cash compensation expense	$ 2,300,000	$ 2,300,000
Compensation expense related to unvested options remains to be recognized over the remaining vesting period.	700,000
The weighted average grant date fair value of options granted	$ 1.39	$ 1.23
Restricted stock granted	700,000	200,000
Non-cash compensation expense for restricted stock	2,000,000	1,300,000
Directors and officers unvested retention units	1,457,500
Other employee unvested retention units	315,000
The minimum value of these units, based on the grant date value of the Class A shares	$ 7,700,000